Reorganization Costs	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Reorganization Costs Disclosure

4.       Reorganization costs

One Shire business reorganization

On May 2, 2013, the Company initiated the reorganization of its business to integrate the three divisions into a simplified One Shire organization in order to drive future growth and innovation.

In 2014 certain aspects of the One Shire program were temporarily put on hold due to AbbVie's offer for Shire, which was terminated in October 2014. Subsequent to the termination of AbbVie's offer, Shire announced on November 10, 2014 its plans to relocate over 500 positions to Lexington, Massachusetts from its Chesterbrook, Pennsylvania, site and establish Lexington as the Company's US operational headquarters in continuation of the One Shire efficiency program. This relocation will streamline business globally through two principal locations, Massachusetts and Switzerland, with support from regional and country-based offices around the world.

In the year to December 31, 2015 the Company incurred reorganization costs totaling $97.9 million respectively, relating to employee involuntary termination benefits and other reorganization costs. Reorganization costs of $343.4 million have been incurred since the reorganization began in May 2013. The One Shire reorganization is now substantially complete. The Company estimates that further costs in respect of the One Shire reorganization of approximately $50 million will be expensed as incurred during the first half of 2016.

The liability for reorganization costs arising from the One Shire business reorganization at December 31, 2015 is as follows:

	Opening liability	Amount		Closing liability at
	at January 1,	charged to re-		December 31,
	2015	organization	Paid/Utilized	2015
	$'M	$'M	$'M	$'M
	___________	____________	___________	___________

Involuntary termination benefits	38.0	65.4	(88.4)	15.0
Other reorganization costs	-	32.5	(22.4)	10.1
	___________	___________	___________	___________
	38.0	97.9	(110.8)	25.1
	___________	___________	___________	___________

At December 31, 2015 the closing reorganization cost liability was recorded within accounts payable and accrued expenses.